Commitments - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2014 USD ($) ft²	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Sep. 30, 2015 USD ($)
Floating Rate Reverse Mortgage Loans [Member]
Other Commitments [Line Items]
Additional borrowing capacity to borrowers	$ 597.5			$ 861.2
Forward Mortgage Loan Interest Rate Lock Commitments [Member]
Other Commitments [Line Items]
Short-term commitments to lend	228.8			373.0
Reverse Mortgage Loan Interest Rate Lock Commitments [Member]
Other Commitments [Line Items]
Short-term commitments to lend	$ 10.6			$ 12.1
Altisource [Member]
Other Commitments [Line Items]
Area of real estate property | ft²	2,155
Foreign Facilities [Member]
Other Commitments [Line Items]
Operating leases, rent expense	$ 19.0	$ 27.4	$ 14.7